Salary and benefit payable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Total	¥ 4,262	¥ 3,764
Salary And Benefit Payable [Member]
Statement [Line Items]
Total	¥ 4,262	¥ 3,764